Note 7 - Shareholders' Equity	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
7—SHAREHOLDERS’
EQUITY

7
-
1
Common stock

As of
June 30, 2017,
EDAP TMS S.A.’s common stock consisted of
29,368,394
issued shares, fully paid, and with a par value of
€0.13
each.
28,997,866
of the shares were outstanding.

7
-
2
Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a
pro rata
basis for additional shares issued by the Company for cash. Shareholders may
waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not
previously waived, are transferable during the subscription period relating to a particular offer of shares.

7
-
3
Dividend rights

Dividends
may
be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not
distributed any dividends since its inception.

7
-
4
Treasury stock

As of
June 30, 2017,
the
370,528
shares of treasury stock consisted of (i)
190,238
shares acquired between
August
and
December 1998
for
€649
thousand, and (ii)
180,290
shares acquired in
June
and
July 2001
for
€493
thousand. All
370,528
shares of treasury stock have been acquired to cover outstanding stock options (see Note
7
-
5
).

7
-
5
Stock-option plans

As of
June 30, 2017,
the
370,528
ordinary shares held as treasury stock were dedicated to serve stock purchase option plans as follows:
127,100
shares which
may
be purchased at a price of
€2.38
per share pursuant to the exercise of options that were granted on
June 25, 2010.

As of
June 30 2017,
the Company sponsored
four
stock purchase and subscription option plans:

On
May 22, 2007,
the shareholders of the Company authorized the Board of Directors to grant up to
600,000
options to subscribe to
600,000
new Shares. Conforming to this stock option plan, the Board of Directors granted
504,088
options to subscribe to new Shares to certain employees of EDAP TMS on
October 29, 2007,
and
95,912
options to subscribe to new Shares to certain employees of EDAP TMS on
June 25, 2010.
Under this plan,
337,088
options to subscribe to new shares were still in force on
June 30, 2017.

On
June 24, 2010,
the shareholders of the Company authorized the Board of Directors to grant up to
229,100
options to purchase up to
229,100
Shares. Conforming to this stock option plan, the Board of Directors granted
229,100
options to purchase Shares to certain employees of EDAP TMS on
June 25, 2010.
Under this plan,
120,100
options were still in force on
June 30, 2017.

On
December 19, 2012,
the shareholders authorized the Board of Directors to grant up to
500,000
options to subscribe to
500,000
new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted
500,000
options to subscribe Shares to certain employees of EDAP TMS on
January 18, 2013.
Under this plan,
302,500
options were still in force on
June 30, 2017.

On
February 18, 2016,
the shareholders authorized the Board of Directors to grant up to
1,000,000
options to subscribe to
1,000,000
new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted
575,000
options to subscribe Shares to certain employees of EDAP TMS on
April 26, 2016
and
260,000
options to subscribe Shares to certain employees of EDAP TMS on
April 25, 2017.
Under this plan,
770,000
options were still in force on
June 30, 2017.

As of
June 30, 2017,
a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:

	June 30, 2017		December 31, 2016		December 31, 2015
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	1,427,438	2.96	917,188	2.79	1,095,850	2.76
Granted	260,000	2.39	575,000	3.22	-	-
Exercised	(60,000)	1.91	-	-	(72,412)	2.13
Forfeited	(97,750)	3.14	(64,750)	3.30	(106,250)	2.88
Expired	-	-	-	-	-	-
Outstanding at the end of the period	1,529,688	2.53	1,427,438	2.94	917,188	2.79
Exercisable at the end of the period	897,188	2.84	774,938	2.87	724,688	3.03

Shares purchase options available for grant on at end of period	250,428		243,428		232,428

The following table summarizes information about options to purchase Shares already held by the Company as treasury Shares, or to subscribe to new Shares, at
June 30, 2017:

	Outstanding options				Fully vested options (1)
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)
3.99	287,088	0.3	3.99	-	287,088	3.99	-
3.22	550,000	8.8	3.22	-	137,500	3.22	-
2.38	120,100	3.0	2.38	61,466	120,100	2.38	61,466
1.91	302,500	5.5	1.91	296,991	302,500	1.91	296,991
1.88	50,000	3.0	1.88	50,590	50,000	1.88	50,590
2.39	220,000	0.0	2.39	110,393	-	-	-
1.88 to 3.99	1,529,688	5.2	2.96	519,441	897,188	2.84	409,047

(1)	Fully vested options are all exercisable options
(2)
The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of
$3.30
at
June 30, 2017,
which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

The Company applies FAS
123R
on Share Based Payments and its related interpretations in accounting for its employee stock options.